Voyage and Vessel Operating Expenses - Voyage Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Voyage expenses
Port charges	$ 5,132	$ 1,455	$ 2,484
Bunkers	33,146	4,338	10,788
Commissions - third parties	1,902	867	947
Commissions - related parties (Note 3)	1,997	773	1,134
Chartered-in vessel expenses	0	0	4,050
Miscellaneous	164	116	195
Total voyage expenses	$ 42,341	$ 7,549	$ 19,598